Document And Entity Information	Dec. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2025
Entity Registrant Name	MapLight Therapeutics, Inc.
Entity Central Index Key	0001770069
Entity Emerging Growth Company	true
Entity File Number	333-290400
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2163243
Entity Address, Address Line One	800 Chesapeake Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	617
Local Phone Number	984-6300
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Voting Common Stock, $0.0001 par value per share
Trading Symbol	MPLT
Security Exchange Name	NASDAQ